Recurring Fair Value Measurements (Tables) - CIK_0001819810_Genesis Park Acquisition Corp [Member]	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of Held To Maturity Securities

				Fair Value
	Carrying	Gross	Gross	as of
	Value/Amortized	Unrealized	Unrealized	December 31,
	Cost	Gains	Losses	2020
U.S. Money Market	$95	$—	$—	$95
U.S. Treasury Securities	166,243,519	10,751	(12,968)	166,230,551
	$166,243,614	$10,751	$(12,968)	$166,230,646

	Carrying			Fair Value
	Value/	Gross	Gross	as of
	Amortized	Unrealized	Unrealized	December 31,
	Cost	Gains	Losses	2020
U.S. Money Market	$95	$—	$—	$95
U.S. Treasury Securities	166,243,519	10,751	(12,968)	166,230,551

	$166,243,614	$10,751	$(12,968)	$166,230,646

Summary of Financial Assets and Liabilities at Fair Value on Recurring Basis

			Significant
		Significant Other	Other
	Quoted Prices in	Observable	Unobservable
	Active Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets
Investments held in Trust Account—U.S. Money Market	$95	$—	$—
Investments held in Trust Account—U.S. Treasury	$166,230,551	$—	$—
Liabilities
Public Warrants	$—	$—	$17,605,944
Private Warrants	$—	$—	$18,943,809

Summary of Key Inputs in Monte Carlo simulation model

	November 27, 2020
Input	(Initial Measurement)	December 31, 2020
Risk-free interest rate	0.44%	0.43%
Expected term (years)	5.0	5.0
Expected volatility	40.0%	40.0%
Exercise price	$11.50	$11.50
Probability of completing a Business Combination	80%	80%
Dividend yield	0%	0%
Expected stock price at De-SPAC	$10.00	$10.00

Input	December 31, 2020	June 30, 2021
Risk-free interest rate	0.43%	0.90%
Expected term (years)	5.0	5.17
Expected volatility	40.0%	32.5%
Exercise price	$11.50	$11.50
Probability of completing a Business Combination	80%	N/A
Dividend yield	0%	0%
Expected stock price at De-SPAC	$10.00	$10.31

Summary of Change in Fair Value of Warrant Liabilities

Fair value at issuance November 27, 2020	$36,549,753
Change in fair value	—
Fair Value at December 31, 2020	$36,549,753

Fair value at December 31, 2020	$36,549,753
Public Warrants reclassified to level 2(1)	(17,933,496)
Change in fair value	2,569,881
Fair Value at June 30, 2021	$21,186,138
(1)	Assumes the Public Warrants were reclassified on March 31, 2021.

Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of Financial Assets and Liabilities at Fair Value on Recurring Basis

June 30, 2021

	(Level 1)	(Level 2)	(Level 3)
Assets
Investments held in Trust Account—U.S. Money Market	$166,290,257	$—	$—
Invest Liabilities
Public Warrants	$—	$19,980,699	$—
Private Warrants	$—	$—	$21,186,138

December 31, 2020

	(Level 1)	(Level 2)	(Level 3)
Assets
Investments held in Trust Account—T-Bills	$166,232,864	$—	$—
Invest Liabilities
Public Warrants	$—	$17,605,944	$—
Private Warrants	$—	$—	$18,943,809